Supplement dated March 31, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust I
Columbia Multi-Sector Municipal Income ETF	2/28/2025
 Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management” in the Summary Prospectus and the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
William (Bill) L. Callagy	Senior Portfolio Manager and Co-Head of Municipal Bond Investments, Head of Separately Managed Accounts	Co-Portfolio Manager	2022
Shannon Rinehart, CFA	Senior Portfolio Manager and Co-Head of Municipal Bond Investments, Head of Mutual Funds and Institutional	Co-Portfolio Manager	March 2025
Douglas Rangel, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2022
Catherine Stienstra*	Senior Portfolio Manager	Co-Portfolio Manager	2018
Travis Bates	Portfolio Manager	Co-Portfolio Manager	March 2025
* Ms. Stienstra has announced her decision to retire as Senior Portfolio Manager, effective June 30, 2025. At that time, Ms. Stienstra will cease to serve as a portfolio manager of the Fund.
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus, is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
William (Bill) L. Callagy	Senior Portfolio Manager and Co-Head of Municipal Bond Investments, Head of Separately Managed Accounts	Co-Portfolio Manager	2022
Shannon Rinehart, CFA	Senior Portfolio Manager and Co-Head of Municipal Bond Investments, Head of Mutual Funds and Institutional	Co-Portfolio Manager	March 2025
Douglas Rangel, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2022
Catherine Stienstra*	Senior Portfolio Manager	Co-Portfolio Manager	2018
Travis Bates	Portfolio Manager	Co-Portfolio Manager	March 2025
* Ms. Stienstra has announced her decision to retire as Senior Portfolio Manager, effective June 30, 2025. At that time, Ms. Stienstra will cease to serve as a portfolio manager of the Fund.
Mr. Callagy joined the Investment Manager in 2017. Mr. Callagy began his investment career in 2008 and earned a B.S. from Fairfield University.
Ms. Rinehart joined the Investment Manager in 2009. Ms. Rinehart began her investment career in 2004 and earned a B.S.B.A. from Drake University and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Rangel joined the Investment Manager in 2019. Prior to joining the Investment Manager, he was a senior director for client portfolio management at Galliard Capital Management, a wholly-owned subsidiary of Wells Fargo. Mr. Rangel began his investment career in 2000 and earned a B.A. in Business Management from Greenville University and an M.B.A. from the University of St. Thomas.
Ms. Stienstra joined the Investment Manager in 2007 as a senior portfolio manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.
Mr. Bates joined one of the Columbia Management legacy firms or acquired business lines in 2008. He has been a member of the investment community since 2005. He earned a B.S. in accounting from Bentley University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP303_10_004_(03/25)